Summary prospectus

Global / international equity mutual fund

Delaware Global Value Fund

Nasdaq ticker symbols
Class A	DABAX
Class C	DABCX
Class R	n/a
Institutional Class	DABIX

March 27, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 423-4026. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at delawarefunds.com/literature. You can also get this information at no cost by calling 800 423-4026. The Fund’s statutory prospectus and statement of additional information, both dated March 27, 2020 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Delaware Global Value Fund

On Feb. 26, 2020, the Board of Trustees approved a proposal to liquidate and dissolve the Fund. The liquidation and dissolution are expected to take effect on or about May 28, 2020. As necessary, the Fund may convert its portfolio securities to cash or cash equivalents prior to the liquidation date in an effort to prevent concentration or diversification issues or as otherwise deemed in the best interests of the Fund.

The Fund will be closed to new investors on April 13, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until May 20, 2020.

Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds® by Macquarie fund. If a shareholder does not opt to exchange his or her shares prior to the liquidation, the shareholder will be paid a liquidating distribution by the Fund.

What is the Fund’s investment objective?

Delaware Global Value Fund seeks long-term capital appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C		R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		C		R		Inst.
Management fees	0.85%		0.85%		0.85%		0.85%
Distribution and service (12b-1) fees	0.25%		1.00%		0.50%		none
Other expenses	1.29%		1.29%		1.29%		1.29%
Total annual fund operating expenses	2.39%		3.14%		2.64%		2.14%
Fee waivers and expense reimbursements	(0.99%)	[2]	(0.99%)	[2]	(0.99%)	[2]	(0.99%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%		2.15%		1.65%		1.15%

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund’s average daily net assets from March 27, 2020 through March 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	R	Inst.
1 year	$709	$218	$318	$168	$117
3 years	$1,188	$876	$876	$726	$574
5 years	$1,693	$1,559	$1,559	$1,312	$1,058
10 years	$3,073	$3,380	$3,380	$2,900	$2,394

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.

Summary prospectus
Delaware Global Value Fund

During the next fiscal year, the Fund’s portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its investment objective and strategies. As a result, the Fund generally expects to have a portfolio turnover rate over 100% for the next fiscal year.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objective by investing primarily in US and non-US companies, which may include companies located or operating in developed or emerging countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-US securities.

The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and large-cap equity securities. More than 25% of the Fund’s total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 25% of the Fund’s net assets.

In selecting investments for the Fund:

•
The Manager searches for undervalued companies that have potential for improvement that is not yet recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

•
The Manager believes that the potential for exceptional returns can be realized by assembling a global portfolio of fundamentally strong companies that have superior business prospects and that are priced below the Manager’s estimate of intrinsic value.

•
Fundamental research and analysis are the driving forces behind each security chosen by the Manager. Security selection is based on relative value comparisons, applying the Manager’s understanding of industry cycles, global competitors, and company-specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•
The Manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sectors.

•
The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

•
The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry, sector, and security risk — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Summary prospectus
Delaware Global Value Fund

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Global Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

As of the date of this Prospectus, there are no Class R shares outstanding.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.50% for the quarter ended Sept. 30, 2010, and its lowest quarterly return was -20.99% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Summary prospectus
Delaware Global Value Fund

Average annual total returns for periods ended December 31, 2019

	1 year	5 years	10 years
Class A return before taxes	13.37%	2.56%	5.32%
Class A return after taxes on distributions	7.31%	1.06%	4.50%
Class A return after taxes on distributions and sale of Fund shares	12.34%	1.97%	4.28%
Class C return before taxes	18.45%	3.00%	5.15%
Institutional Class return before taxes	20.65%	4.04%	6.22%
MSCI World Index (net) (reflects no deduction for fees or expenses)	27.67%	8.74%	9.47%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)	28.40%	9.36%	10.08%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Jens Hansen	Managing Director, Chief Investment Officer — Global Equity Team	March 2019
Klaus Petersen, CFA	Portfolio Manager — Global Equity Team	March 2019
Claus Juul	Portfolio Manager — Global Equity Team	March 2019
Åsa Annerstedt	Portfolio Manager — Global Equity Team	March 2019
Christopher Gowlland	Vice President, Senior Equity Quantitative Analyst — Macquarie Investment Management, Americas	July 2019

Sub-advisors

Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

Purchase and redemption of Fund shares

The Fund will remain open to new investors until on or about April 13, 2020. Existing shareholders of the Fund may continue to purchase shares until May 20, 2020.

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund’s website at delawarefunds.com; by calling 800 523-1918; by regular mail (c/o Macquarie Investment Management, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Funds® by Macquarie Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Please refer to the Fund’s prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SMPR-179  [11/19] 22511 [3/20]